SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS

RLI CORP. AND SUBSIDIARIES

SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS

Years ended December 31, 2011, 2010 and 2009

	Balance	Amounts	Amounts	Balance
	at beginning	charged	recovered	at end of
(in thousands)	of period	to expense	(written off)	period

2011 Allowance for uncollectible reinsurance	$26,900	$—	$(496)	$26,404

2010 Allowance for uncollectible reinsurance	$29,620	$(1,865)	$(855)	$26,900

2009 Allowance for uncollectible reinsurance	$29,211	$1,002	$(593)	$29,620

See the accompanying report of independent registered accounting firm on page 50 of this report.